   VOYA INVESTMENT MANAGEMENT

   7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

   SCOTTSDALE, AZ 85258

February 18, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Separate Portfolios Trust (formerly, ING Separate Portfolios Trust)

(the “Registrant”)

(File Nos. 333-141111 and 811-22025)

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s Class P shares Prospectus dated July 31, 2014, as supplemented January 28, 2015, for Voya Emerging Markets Corporate Debt Fund and Voya Emerging Markets Hard Currency Debt Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP